Note 9 - Dividends Distribution (Details Textual) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Nov. 25, 2020	Nov. 04, 2020	Nov. 20, 2019	May 22, 2019	Nov. 21, 2018	May 23, 2018	Nov. 22, 2017	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 06, 2019	May 02, 2018
Disclosure of Dividends Distribution [Abstract]
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.07
Dividends payable, amount per ads (in dollars per share)		$ 0.14
Payments for dividends approved		$ 82,600
Dividends recognised as distributions to owners	$ 82,600		$ 153,000	$ 484,000		$ 484,000		$ 153,000	$ 87,938	$ 485,827	$ 487,681
Dividends payable, amount per share including interim dividend (in dollars per share)												$ 0.41	$ 0.41
Dividends payable, amount per ADS including interim dividend (in dollars per share)												$ 0.82	$ 0.82
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.07	$ 0.07		$ 0.28	$ 0.13	$ 0.28	$ 0.13
Dividends paid, per ADS (in dollars per share)	$ 0.14			$ 0.56	$ 0.26	$ 0.56	$ 0.26